Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 500,374	$ 719,067
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	341,999	467,013
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	158,375	252,054
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	263,854	343,156
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	225,667	375,911
Lump-sum
Disaggregation of Revenue [Line Items]
Revenue	10,853	0
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	493,407	586,757
Construction services
Disaggregation of Revenue [Line Items]
Revenue	$ 6,967	$ 132,310